Average Annual Total Returns - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2025 Fund	Sep. 28, 2024
Fidelity Simplicity RMD 2025 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.25%
Since Inception	5.71%	[1]
Fidelity Simplicity RMD 2025 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.42%
Since Inception	4.37%	[1]
Fidelity Simplicity RMD 2025 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.61%
Since Inception	4.09%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	14.01%
IXXRW
Average Annual Return:
Past 1 year	14.23%
Since Inception	5.30%

[1]	A From August 16, 2019 .